RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales	$ 7,442	$ 8,259	$ 7,503
Trade receivables	298	366
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	2,518	2,207	2,030
Trade receivables	5	33
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	1,728	2,022	1,666
Trade receivables	42	78
ArcelorMittal CLN Distribuzione Italia S.r.l. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	483	511	472
Trade receivables	57	38
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	474	536	426
Trade receivables	20	20
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	365	383	397
Trade receivables	32	27
I/N Kote L.P. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	321	329	321
Trade receivables	2	10
C.L.N. Coils Lamiere Nastri S.p.A. | Associate
Disclosure of transactions between related parties [line items]
Sales	247	265	233
Trade receivables	10	6
AM RZK | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	225	136	235
Trade receivables	13	5
Aperam Société Anonyme (Aperam) | Other
Disclosure of transactions between related parties [line items]
Sales	172	278	262
Trade receivables	16	29
Tuper S.A. | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	147	155	154
Trade receivables	43	45
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	109	110	67
Trade receivables	8	4
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	105	148	127
Trade receivables	1	1
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	25	115	66
Trade receivables	0	1
Macsteel | Other
Disclosure of transactions between related parties [line items]
Sales	0	470	521
Trade receivables	0	2
Other
Disclosure of transactions between related parties [line items]
Sales	523	594	$ 526
Trade receivables	$ 49	$ 67